CASH AND CASH EQUIVALENTS - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash at banks held	$ 238	$ 234
Short-term deposits with original maturity of less than three months	202	195
Restricted cash and cash equivalents	$ 415	$ 429